Note 5 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about entity reportable segments, explanatory [text block]
	Year Ended December 31, 2018					At December 31, 2018
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
San Dimas	$102,515	$60,762	$19,052	$22,701	$20,485	$368,460	$59,990
Santa Elena	83,116	52,154	12,352	18,610	18,908	104,955	16,753
La Encantada	24,533	30,215	13,955	(19,637)	16,938	111,887	13,972
San Martin	33,925	22,903	8,608	2,414	9,302	92,835	23,386
La Parrilla	29,908	26,758	24,944	(21,794)	14,191	52,383	9,784
Del Toro	17,923	19,170	8,612	(9,859)	11,620	36,760	7,624
La Guitarra	9,285	7,344	5,264	(3,323)	5,319	34,925	4,310
Others	(276)	(144)	880	(1,012)	10,424	123,905	195,718
Consolidated	$300,929	$219,162	$93,667	$(11,900)	$107,187	$926,110	$331,537
	Year Ended December 31, 2017					At December 31, 2017
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
Santa Elena	$92,515	$50,948	$16,417	$25,150	$18,048	$123,413	$19,399
La Encantada	37,557	29,827	12,944	(5,214)	12,498	96,626	13,254
San Martin	39,709	20,954	6,654	12,101	10,835	92,819	26,617
La Parrilla	36,301	26,739	19,379	(9,817)	15,323	171,695	40,387
Del Toro	30,113	18,086	14,122	(2,095)	8,590	99,402	10,120
La Guitarra	15,363	12,072	6,549	(3,258)	9,837	73,117	15,052
Others	730	639	980	(889)	6,271	124,369	74,127
Consolidated	$252,288	$159,265	$77,045	$15,978	$81,402	$781,441	$198,956